Cover	Jun. 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Entity File Number	001-41473
Entity Registrant Name	LuxUrban Hotels Inc.
Entity Central Index Key	0001893311
Entity Tax Identification Number	82-3334945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	71 W 35th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(833)
Local Phone Number	723-7368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.00001 par value per share
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	LUXH
13.00% Series A Cumulative Redeemable Preferred Stock, $0.00001 par value per share
Title of 12(b) Security	13.00% Series A Cumulative Redeemable Preferred Stock, $0.00001 par value per share
Trading Symbol	LUXHP